PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) as of October 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 98.1%
Asset-Backed Securities 0.5%
Credit Cards
Chase Issuance Trust, Series 2024-A02, Class A	4.630%	01/15/31	100	$102,096
Citibank Credit Card Issuance Trust,
Series 2018-A07, Class A7	3.960	10/13/30	100	100,154
Series 2025-A02, Class A	4.490	06/21/32	100	101,999

Total Asset-Backed Securities (cost $305,707)				304,249
Commercial Mortgage-Backed Securities 3.9%
3650R Commercial Mortgage Trust, Series 2021-PF01, Class A4	2.253	11/15/54	100	88,995
BANK, Series 2020-BN29, Class A3	1.742	11/15/53	98	87,092
Barclays Commercial Mortgage Securities Trust, Series 2019-C04, Class A4	2.661	08/15/52	87	82,563
Benchmark Mortgage Trust,
Series 2020-B19, Class A3	1.787	09/15/53	175	168,725
Series 2020-B21, Class A4	1.704	12/17/53	100	88,335
Series 2021-B23, Class A4A1	1.823	02/15/54	200	175,013
Series 2021-B30, Class A4	2.329	11/15/54	150	132,487

BMO Mortgage Trust, Series 2022-C01, Class A4	3.119	02/17/55	150	137,957
CCUBS Commercial Mortgage Trust, Series 2017-C01, Class A3	3.283(cc)	11/15/50	69	67,369
CD Mortgage Trust, Series 2017-CD06, Class A3	3.104	11/13/50	15	15,213
Citigroup Commercial Mortgage Trust, Series 2017-P08, Class A3	3.203	09/15/50	75	73,647
Commercial Mortgage Trust, Series 2016-DC02, Class A5	3.765	02/10/49	20	20,285
CSAIL Commercial Mortgage Trust, Series 2016-C07, Class A4	3.210	11/15/49	28	27,677
GS Mortgage Securities Trust, Series 2020-GC47, Class A4	2.125	05/12/53	100	91,691
JPMCC Commercial Mortgage Securities Trust, Series 2019-COR04, Class A3	3.763	03/10/52	125	122,825
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2016-JP02, Class A3	2.559	08/15/49	9	8,766
Series 2016-JP04, Class A3	3.393	12/15/49	121	119,793
Morgan Stanley Capital I Trust,
Series 2016-UB12, Class A3	3.337	12/15/49	113	111,913
Series 2021-L06, Class A3	2.196(cc)	06/15/54	225	203,746

UBS Commercial Mortgage Trust, Series 2018-C08, Class A3	3.720	02/15/51	160	158,177
Wells Fargo Commercial Mortgage Trust,
Series 2016-LC25, Class A3	3.374	12/15/59	113	111,564
Series 2017-C39, Class A3	2.878	09/15/50	100	98,629
Series 2020-C55, Class A4	2.474	02/15/53	125	116,134

Total Commercial Mortgage-Backed Securities (cost $2,491,252)				2,308,596
Corporate Bonds 29.1%
Aerospace & Defense 0.7%
Boeing Co. (The),
Sr. Unsec’d. Notes	2.196	02/04/26	75	74,579

PGIM Core Conservative Bond Fund

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Aerospace & Defense (cont’d.)
Boeing Co. (The), (cont’d.)
Sr. Unsec’d. Notes	2.700%	02/01/27	20	$19,629
Sr. Unsec’d. Notes	3.100	05/01/26	10	9,940
Sr. Unsec’d. Notes	3.250	02/01/35	25	21,770
Sr. Unsec’d. Notes	3.550	03/01/38	30	25,176
Sr. Unsec’d. Notes	5.705	05/01/40	15	15,299
Sr. Unsec’d. Notes	5.930	05/01/60	60	59,589
Sr. Unsec’d. Notes	6.298	05/01/29	90	95,501

L3Harris Technologies, Inc., Sr. Unsec’d. Notes	5.400	01/15/27	50	50,737
Northrop Grumman Corp., Sr. Unsec’d. Notes	4.750	06/01/43	20	18,575
RTX Corp., Sr. Unsec’d. Notes	4.875	10/15/40	20	19,387
				410,182
Agriculture 0.9%
BAT Capital Corp. (United Kingdom),
Gtd. Notes	4.390	08/15/37	110	100,822
Gtd. Notes	4.625	03/22/33	25	24,690
Gtd. Notes	4.700	04/02/27	95	95,589
Gtd. Notes	5.350	08/15/32	30	31,009
Gtd. Notes	5.834	02/20/31	15	15,850

JBS USA LUX Sarl/JBS USA Food Co./JBS USA Foods Group, Gtd. Notes, 144A	5.950	04/20/35	25	26,159
Philip Morris International, Inc.,
Sr. Unsec’d. Notes	4.875	02/15/28	85	86,437
Sr. Unsec’d. Notes	5.125	02/15/30	100	103,197
Sr. Unsec’d. Notes	5.125	02/13/31	30	31,030
				514,783
Airlines 0.1%
Southwest Airlines Co.,
Sr. Unsec’d. Notes	4.375	11/15/28	25	24,942
Sr. Unsec’d. Notes	5.125	06/15/27	30	30,314
				55,256
Auto Manufacturers 0.4%
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	4.000	11/13/30	100	93,856
General Motors Co., Sr. Unsec’d. Notes	6.250	10/02/43	15	15,363
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes	5.050	04/04/28	56	56,948
Sr. Unsec’d. Notes	5.400	05/08/27	20	20,323
Sr. Unsec’d. Notes	5.550	07/15/29	30	31,078
Sr. Unsec’d. Notes	5.800	01/07/29	10	10,414
				227,982
Banks 6.7%
Bank of America Corp.,
Sr. Unsec’d. Notes	2.687(ff)	04/22/32	325	297,030
Sr. Unsec’d. Notes	3.419(ff)	12/20/28	125	123,117
Sr. Unsec’d. Notes, MTN	2.496(ff)	02/13/31	95	88,164
Sr. Unsec’d. Notes, MTN	2.972(ff)	02/04/33	100	91,179

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)

Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	2.894%(ff)	11/24/32	135	$121,914
Capital One NA, Sr. Unsec’d. Notes	4.650	09/13/28	15	15,168
Citigroup, Inc.,
Sr. Unsec’d. Notes	2.666(ff)	01/29/31	220	205,083
Sr. Unsec’d. Notes	2.904(ff)	11/03/42	30	22,151
Sr. Unsec’d. Notes	3.668(ff)	07/24/28	205	203,219

Comerica, Inc., Sr. Unsec’d. Notes	5.982(ff)	01/30/30	130	135,229
Deutsche Bank AG (Germany), Sub. Notes	3.742(ff)	01/07/33	200	184,291
Fifth Third Bancorp, Sr. Unsec’d. Notes	6.339(ff)	07/27/29	10	10,511
First Horizon Corp., Sr. Unsec’d. Notes	5.514(ff)	03/07/31	25	25,759
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes	1.992(ff)	01/27/32	115	101,757
Sr. Unsec’d. Notes	4.223(ff)	05/01/29	200	200,102
Sr. Unsec’d. Notes	4.369(ff)	10/21/31	175	174,376
Sr. Unsec’d. Notes	5.536(ff)	01/28/36	10	10,416

HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	2.013(ff)	09/22/28	105	100,877
Huntington Bancshares, Inc., Sr. Unsec’d. Notes	5.709(ff)	02/02/35	25	25,966
Huntington National Bank (The), Sr. Unsec’d. Notes	5.650	01/10/30	20	20,895
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes	1.953(ff)	02/04/32	20	17,706
Sr. Unsec’d. Notes	2.522(ff)	04/22/31	115	106,897
Sr. Unsec’d. Notes	2.580(ff)	04/22/32	75	68,281
Sr. Unsec’d. Notes	2.739(ff)	10/15/30	25	23,627
Sr. Unsec’d. Notes	3.509(ff)	01/23/29	210	207,275
Sr. Unsec’d. Notes	3.882(ff)	07/24/38	80	72,023
Sr. Unsec’d. Notes	4.452(ff)	12/05/29	44	44,375
Sr. Unsec’d. Notes	4.946(ff)	10/22/35	25	25,241
Sr. Unsec’d. Notes	5.766(ff)	04/22/35	10	10,667

KeyCorp, Sr. Unsec’d. Notes	6.401(ff)	03/06/35	15	16,231
Morgan Stanley,
Sr. Unsec’d. Notes	5.123(ff)	02/01/29	95	96,924
Sr. Unsec’d. Notes	5.587(ff)	01/18/36	15	15,712
Sr. Unsec’d. Notes, GMTN	2.239(ff)	07/21/32	65	57,557
Sr. Unsec’d. Notes, MTN	1.794(ff)	02/13/32	150	131,050
Sr. Unsec’d. Notes, MTN	1.928(ff)	04/28/32	195	170,627

PNC Financial Services Group, Inc. (The), Sr. Unsec’d. Notes	6.615(ff)	10/20/27	30	30,677
Toronto-Dominion Bank (The) (Canada), Sr. Unsec’d. Notes	4.928	10/15/35	40	39,982
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN	5.435(ff)	01/24/30	35	36,164
Sr. Unsec’d. Notes, MTN	5.867(ff)	06/08/34	15	15,871

UBS Group AG (Switzerland), Sr. Unsec’d. Notes	4.550	04/17/26	100	100,169
Wells Fargo & Co.,
Sr. Unsec’d. Notes	3.000	10/23/26	55	54,484
Sr. Unsec’d. Notes	5.389(ff)	04/24/34	70	72,708
Sr. Unsec’d. Notes, MTN	2.572(ff)	02/11/31	70	65,197
Sr. Unsec’d. Notes, MTN	2.879(ff)	10/30/30	235	222,940

PGIM Core Conservative Bond Fund

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Wells Fargo & Co., (cont’d.)
Sr. Unsec’d. Notes, MTN	3.350%(ff)	03/02/33	50	$46,630
Sr. Unsec’d. Notes, MTN	5.707(ff)	04/22/28	95	97,067
				4,003,286
Beverages 0.4%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	4.700	02/01/36	185	183,921
Constellation Brands, Inc.,
Gtd. Notes	3.700	12/06/26	5	4,980
Sr. Unsec’d. Notes	2.250	08/01/31	45	39,784
				228,685
Biotechnology 0.2%
Amgen, Inc., Sr. Unsec’d. Notes	5.250	03/02/30	115	119,318
Building Materials 0.3%
Carlisle Cos., Inc.,
Sr. Unsec’d. Notes	2.200	03/01/32	50	43,347
Sr. Unsec’d. Notes	5.250	09/15/35	25	25,438

Martin Marietta Materials, Inc., Sr. Unsec’d. Notes	5.150	12/01/34	45	46,022
Owens Corning, Sr. Unsec’d. Notes	3.950	08/15/29	50	49,436
Vulcan Materials Co., Sr. Unsec’d. Notes	4.500	06/15/47	5	4,379
				168,622
Chemicals 0.5%
DuPont de Nemours, Inc.,
Sr. Unsec’d. Notes	5.319	11/15/38	3	3,120
Sr. Unsec’d. Notes	5.419	11/15/48	5	5,029
Sr. Unsec’d. Notes, 144A	4.725	11/15/28	90	91,553

FMC Corp., Sr. Unsec’d. Notes	4.500	10/01/49	10	7,140
LYB International Finance III LLC, Gtd. Notes	3.375	10/01/40	5	3,700
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes	4.900	03/27/28	60	61,030
Sr. Unsec’d. Notes	5.200	06/21/27	140	142,296
Sr. Unsec’d. Notes	5.250	01/15/45	10	9,500
				323,368
Commercial Services 0.3%
California Institute of Technology, Sr. Unsec’d. Notes	3.650	09/01/2119	15	9,823
Massachusetts Institute of Technology, Sr. Unsec’d. Notes, Series F	2.989	07/01/50	15	10,420
President & Fellows of Harvard College, Unsec’d. Notes	3.150	07/15/46	9	6,699
Quanta Services, Inc., Sr. Unsec’d. Notes	4.750	08/09/27	20	20,226
RELX Capital, Inc. (United Kingdom), Gtd. Notes	5.250	03/27/35	70	72,190

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Commercial Services (cont’d.)
Trustees of the University of Pennsylvania (The),
Sr. Unsec’d. Notes	3.610%	02/15/2119	5	$3,285
Unsec’d. Notes, Series 2020	2.396	10/01/50	15	9,045
University of Southern California,
Sr. Unsec’d. Notes	4.976	10/01/53	7	6,637
Unsec’d. Notes, Series 2017	3.841	10/01/47	10	8,193

Washington University (The), Sr. Unsec’d. Notes, Series 2022	3.524	04/15/54	25	18,577
Yale University, Unsec’d. Notes, Series 2020	2.402	04/15/50	45	27,621
				192,716
Computers 0.2%
Accenture Capital, Inc., Gtd. Notes	4.250	10/04/31	65	64,864
Genpact Luxembourg Sarl/Genpact USA, Inc.,
Gtd. Notes	1.750	04/10/26	35	34,571
Gtd. Notes	6.000	06/04/29	25	26,027
				125,462
Diversified Financial Services 0.4%
Jefferies Financial Group, Inc., Sr. Unsec’d. Notes	2.750	10/15/32	55	47,489
Nomura Holdings, Inc. (Japan), Sr. Unsec’d. Notes	4.904	07/01/30	200	202,559
				250,048
Electric 3.1%
AEP Texas, Inc.,
Sr. Unsec’d. Notes	5.450	05/15/29	50	51,897
Sr. Unsec’d. Notes	5.700	05/15/34	30	31,328
Sr. Unsec’d. Notes, Series I	2.100	07/01/30	25	22,661

AEP Transmission Co. LLC, Sr. Unsec’d. Notes	5.375	06/15/35	15	15,531
Alabama Power Co., Sr. Unsec’d. Notes	3.850	12/01/42	10	8,349
Ameren Illinois Co., Sr. Sec’d. Notes	4.150	03/15/46	35	29,606
Arizona Public Service Co.,
Sr. Unsec’d. Notes	2.200	12/15/31	35	30,693
Sr. Unsec’d. Notes	3.750	05/15/46	15	11,647
Sr. Unsec’d. Notes	5.700	08/15/34	60	63,068
Sr. Unsec’d. Notes	6.350	12/15/32	30	32,736

Atlantic City Electric Co., First Mortgage	2.300	03/15/31	10	9,043
Commonwealth Edison Co., First Mortgage	4.600	08/15/43	45	41,120
Dominion Energy South Carolina, Inc., First Mortgage	5.450	02/01/41	20	20,348
DTE Electric Co., First Mortgage	5.200	04/01/33	55	57,267
DTE Energy Co., Sr. Unsec’d. Notes	4.950	07/01/27	35	35,428
Duke Energy Carolinas LLC, First Mortgage	4.250	12/15/41	15	13,325

PGIM Core Conservative Bond Fund

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)
Duke Energy Florida LLC,
First Mortgage	5.875%	11/15/33	90	$97,407
First Mortgage	6.350	09/15/37	31	34,671

Entergy Texas, Inc., First Mortgage	1.750	03/15/31	30	26,365
FirstEnergy Corp., Sr. Unsec’d. Notes, Series B	3.900	07/15/27	155	154,017
Florida Power & Light Co.,
First Mortgage	3.700	12/01/47	10	7,839
First Mortgage	3.800	12/15/42	30	24,999
First Mortgage	5.150	06/15/29	65	67,512
First Mortgage	5.250	02/01/41	25	25,188
First Mortgage	5.800	03/15/65	5	5,264

Fortis, Inc. (Canada), Sr. Unsec’d. Notes	3.055	10/04/26	7	6,931
Jersey Central Power & Light Co., Sr. Unsec’d. Notes	5.100	01/15/35	25	25,358
Nevada Power Co.,
General Ref. Mortgage, Series N	6.650	04/01/36	30	33,844
General Ref. Mortgage, Series R	6.750	07/01/37	10	11,398

Ohio Edison Co., Sr. Unsec’d. Notes	6.875	07/15/36	25	28,767
Pacific Gas & Electric Co.,
First Mortgage	4.000	12/01/46	50	37,809
First Mortgage	4.500	07/01/40	105	91,317
PacifiCorp,
First Mortgage	2.700	09/15/30	25	23,115
First Mortgage	4.125	01/15/49	70	54,677
First Mortgage	5.250	06/15/35	45	45,716
First Mortgage	6.350	07/15/38	15	16,147
PPL Electric Utilities Corp.,
First Mortgage	4.125	06/15/44	50	42,834
First Mortgage	4.850	02/15/34	5	5,081
First Mortgage	6.250	05/15/39	20	22,334

Public Service Co. of Colorado, First Mortgage	5.350	05/15/34	100	103,391
Public Service Co. of New Hampshire,
First Mortgage	4.400	07/01/28	50	50,470
First Mortgage	5.350	10/01/33	60	62,773
Public Service Electric & Gas Co.,
First Ref. Mortgage, MTN	3.950	05/01/42	10	8,497
Sec’d. Notes, MTN	4.650	03/15/33	35	35,241

Public Service Enterprise Group, Inc., Sr. Unsec’d. Notes	2.450	11/15/31	30	26,697
Puget Energy, Inc., Sr. Sec’d. Notes	4.100	06/15/30	45	44,039
San Diego Gas & Electric Co., First Mortgage, Series RRR	3.750	06/01/47	5	3,867
Sempra, Sr. Unsec’d. Notes	4.000	02/01/48	15	11,626
Southern California Edison Co.,
First Ref. Mortgage	4.000	04/01/47	25	19,055
First Ref. Mortgage	4.650	10/01/43	50	42,873
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes	5.050	08/15/34	8	8,118
Sr. Unsec’d. Notes, Series A	6.000	05/15/37	20	21,621

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)

Wisconsin Public Service Corp., Sr. Unsec’d. Notes	4.550%	12/01/29	60	$60,942
				1,861,847
Electronics 0.1%
Amphenol Corp., Sr. Unsec’d. Notes	2.800	02/15/30	25	23,653
TD SYNNEX Corp., Sr. Unsec’d. Notes	4.300	01/17/29	60	59,869
				83,522
Foods 0.1%
Mondelez International, Inc., Sr. Unsec’d. Notes	2.750	04/13/30	10	9,385
Tyson Foods, Inc.,
Sr. Unsec’d. Notes	3.550	06/02/27	10	9,899
Sr. Unsec’d. Notes	4.350	03/01/29	15	15,015
				34,299
Gas 0.6%
CenterPoint Energy Resources Corp., Sr. Unsec’d. Notes	1.750	10/01/30	75	66,616
NiSource, Inc., Sr. Unsec’d. Notes	5.250	02/15/43	15	14,603
Southern California Gas Co.,
First Mortgage	5.050	09/01/34	25	25,471
Sr. Unsec’d. Notes	2.950	04/15/27	255	251,023
				357,713
Healthcare-Products 0.0%
Agilent Technologies, Inc., Sr. Unsec’d. Notes	2.300	03/12/31	20	17,980
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes	2.800	10/15/41	10	7,402
				25,382
Healthcare-Services 1.6%
Advocate Health & Hospitals Corp., Sr. Unsec’d. Notes	3.387	10/15/49	15	11,016
AHS Hospital Corp., Sr. Unsec’d. Notes, Series 2021	2.780	07/01/51	10	6,394
Ascension Health, Sr. Unsec’d. Notes, Series B	2.532	11/15/29	15	14,147
Baylor Scott & White Holdings, Unsec’d. Notes, Series 2021	1.777	11/15/30	30	26,767
Children’s Health System of Texas, Unsec’d. Notes	2.511	08/15/50	10	6,036
Children’s Hospital Corp. (The), Gtd. Notes, Series 2017	4.115	01/01/47	10	8,471
Cigna Group (The), Gtd. Notes	4.900	12/15/48	15	13,441
CommonSpirit Health, Sr. Sec’d. Notes	5.205	12/01/31	50	51,627
Elevance Health, Inc.,
Sr. Unsec’d. Notes	3.650	12/01/27	40	39,685

PGIM Core Conservative Bond Fund

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Services (cont’d.)
Elevance Health, Inc., (cont’d.)
Sr. Unsec’d. Notes	4.625%	05/15/42	60	$54,394
Sr. Unsec’d. Notes	4.950	11/01/31	16	16,329

Kaiser Foundation Hospitals, Unsec’d. Notes, Series 2021	2.810	06/01/41	50	37,369
Memorial Sloan-Kettering Cancer Center,
Sr. Unsec’d. Notes	5.000	07/01/42	30	29,221
Unsec’d. Notes, Series 2020	2.955	01/01/50	10	6,797

Methodist Hospital (The), Unsec’d. Notes, Series 20A	2.705	12/01/50	25	15,795
New York & Presbyterian Hospital (The), Unsec’d. Notes	4.024	08/01/45	45	37,963
NYU Langone Hospitals, Sec’d. Notes	4.368	07/01/47	15	13,224
OhioHealth Corp., Sec’d. Notes	2.297	11/15/31	30	26,960
Orlando Health Obligated Group, Sr. Unsec’d. Notes	5.475	10/01/35	75	78,768
PeaceHealth Obligated Group,
Sr. Unsec’d. Notes	4.335	11/15/28	15	15,071
Sr. Unsec’d. Notes, Series 2020	1.375	11/15/25	5	4,991

Piedmont Healthcare, Inc., Sec’d. Notes, Series 2042	2.719	01/01/42	15	10,768
Providence St. Joseph Health Obligated Group,
Unsec’d. Notes, Series 19A	2.532	10/01/29	10	9,392
Unsec’d. Notes, Series H	2.746	10/01/26	30	29,630

Sentara Health, Sr. Unsec’d. Notes, Series 2021	2.927	11/01/51	15	9,805
Stanford Health Care,
Unsec’d. Notes	3.027	08/15/51	30	20,131
Unsec’d. Notes, Series 2018	3.795	11/15/48	15	11,832

Sutter Health, Unsec’d. Notes, Series 2018	4.091	08/15/48	15	12,419
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes	2.750	05/15/40	30	22,419
Sr. Unsec’d. Notes	3.050	05/15/41	35	26,667
Sr. Unsec’d. Notes	3.500	08/15/39	25	20,858
Sr. Unsec’d. Notes	4.500	04/15/33	120	118,981
Sr. Unsec’d. Notes	4.800	01/15/30	90	92,069
Sr. Unsec’d. Notes	5.200	04/15/63	5	4,578
Sr. Unsec’d. Notes	5.300	06/15/35	10	10,353

UPMC, Sec’d. Notes	5.035	05/15/33	25	25,582
				939,950
Home Builders 0.2%
Toll Brothers Finance Corp., Gtd. Notes	4.875	03/15/27	135	135,809
Insurance 1.4%
Arch Capital Finance LLC, Gtd. Notes	4.011	12/15/26	260	259,431
Arch Capital Group US, Inc., Gtd. Notes	5.144	11/01/43	20	19,221
Brown & Brown, Inc.,
Sr. Unsec’d. Notes	5.250	06/23/32	10	10,234
Sr. Unsec’d. Notes	5.550	06/23/35	10	10,300

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Insurance (cont’d.)

Chubb Corp. (The), Gtd. Notes	6.000%	05/11/37	15	$16,373
CNA Financial Corp.,
Sr. Unsec’d. Notes	3.900	05/01/29	25	24,678
Sr. Unsec’d. Notes	5.125	02/15/34	5	5,025

Corebridge Financial, Inc., Sr. Unsec’d. Notes	3.900	04/05/32	75	71,329
Everest Reinsurance Holdings, Inc., Sr. Unsec’d. Notes	3.500	10/15/50	60	42,450
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes	4.850	04/17/28	65	65,781
Sr. Unsec’d. Notes	6.350	03/22/54	55	57,967
Lincoln National Corp.,
Sr. Unsec’d. Notes	3.050	01/15/30	5	4,751
Sr. Unsec’d. Notes	3.400	01/15/31	80	75,806

Loews Corp., Sr. Unsec’d. Notes	3.200	05/15/30	15	14,352
Markel Group, Inc., Sr. Unsec’d. Notes	4.300	11/01/47	15	12,360
Unum Group,
Sr. Unsec’d. Notes	4.000	06/15/29	130	128,177
Sr. Unsec’d. Notes	5.750	08/15/42	20	20,014
				838,249
Internet 0.3%
Beignet Investor LLC, Sr. Sec’d. Notes, 144A	6.581	05/30/49	42	44,855
Meta Platforms, Inc.,
Sr. Unsec’d. Notes	4.600	11/15/32	30	30,138
Sr. Unsec’d. Notes	4.875	11/15/35	90	90,257
				165,250
Iron/Steel 0.1%
Nucor Corp., Sr. Unsec’d. Notes	2.700	06/01/30	15	14,071
Reliance, Inc., Sr. Unsec’d. Notes	2.150	08/15/30	50	45,131
				59,202
Lodging 0.3%
Hyatt Hotels Corp., Sr. Unsec’d. Notes	5.750	04/23/30	75	78,063
Marriott International, Inc.,
Sr. Unsec’d. Notes	5.500	04/15/37	70	71,809
Sr. Unsec’d. Notes, Series R	3.125	06/15/26	30	29,797
				179,669
Machinery-Diversified 0.2%
Flowserve Corp., Sr. Unsec’d. Notes	2.800	01/15/32	10	8,890
IDEX Corp., Sr. Unsec’d. Notes	4.950	09/01/29	45	45,986
Westinghouse Air Brake Technologies Corp., Gtd. Notes	3.450	11/15/26	75	74,423
				129,299

PGIM Core Conservative Bond Fund

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Media 0.1%
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	6.484%	10/23/45	35	$33,808
Discovery Communications LLC, Gtd. Notes	4.125	05/15/29	6	5,811
Time Warner Cable LLC, Sr. Sec’d. Notes	7.300	07/01/38	20	21,549
				61,168
Mining 0.8%
Barrick North America Finance LLC (Canada), Gtd. Notes	5.700	05/30/41	65	66,757
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes	5.000	02/21/30	40	41,272
Gtd. Notes	5.125	02/21/32	50	51,864
Gtd. Notes	5.250	09/08/33	55	57,224
Gtd. Notes	5.300	02/21/35	15	15,564
Freeport-McMoRan, Inc.,
Gtd. Notes	4.125	03/01/28	20	19,911
Gtd. Notes	4.375	08/01/28	50	49,849
Kinross Gold Corp. (Canada),
Gtd. Notes	4.500	07/15/27	60	60,229
Sr. Unsec’d. Notes	6.250	07/15/33	50	54,322

Newmont Corp., Gtd. Notes	5.450	06/09/44	25	25,262
Rio Tinto Finance USA PLC (Australia), Gtd. Notes	5.250	03/14/35	30	31,023
				473,277
Miscellaneous Manufacturing 0.4%
Pentair Finance Sarl, Gtd. Notes	4.500	07/01/29	100	100,458
Textron, Inc.,
Sr. Unsec’d. Notes	2.450	03/15/31	65	58,663
Sr. Unsec’d. Notes	3.000	06/01/30	25	23,565
Sr. Unsec’d. Notes	4.950	03/15/36	50	49,559
				232,245
Office/Business Equipment 0.1%
CDW LLC/CDW Finance Corp.,
Gtd. Notes	3.276	12/01/28	30	28,974
Gtd. Notes	5.100	03/01/30	25	25,455
				54,429
Oil & Gas 0.7%
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes	3.850	06/01/27	50	49,707
Sr. Unsec’d. Notes, 144A	5.000	12/15/29	85	86,972
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes	2.650	01/15/32	90	79,481
Sr. Unsec’d. Notes	3.750	02/15/52	15	10,661

ConocoPhillips Co., Gtd. Notes	4.700	01/15/30	25	25,506
Diamondback Energy, Inc.,
Gtd. Notes	5.400	04/18/34	20	20,412
Gtd. Notes	6.250	03/15/33	80	86,153

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)

Equinor ASA (Norway), Gtd. Notes	3.700%	04/06/50	20	$15,544
Occidental Petroleum Corp., Sr. Unsec’d. Notes	6.625	09/01/30	5	5,364
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	1.900	08/15/30	20	18,026
				397,826
Packaging & Containers 0.1%
Berry Global, Inc.,
Sr. Sec’d. Notes	1.570	01/15/26	25	24,843
Sr. Sec’d. Notes	5.500	04/15/28	35	35,993
				60,836
Pharmaceuticals 1.5%
AbbVie, Inc.,
Sr. Unsec’d. Notes	3.200	11/21/29	50	48,258
Sr. Unsec’d. Notes	4.050	11/21/39	75	67,110
Sr. Unsec’d. Notes	4.700	05/14/45	45	41,326

Cardinal Health, Inc., Sr. Unsec’d. Notes	4.500	09/15/30	75	75,431
CVS Health Corp.,
Sr. Unsec’d. Notes	1.875	02/28/31	60	52,342
Sr. Unsec’d. Notes	4.780	03/25/38	45	42,239
Sr. Unsec’d. Notes	5.125	07/20/45	15	13,610
Eli Lilly & Co.,
Sr. Unsec’d. Notes	4.000	10/15/28	120	120,410
Sr. Unsec’d. Notes	4.600	08/14/34	85	85,267

Utah Acquisition Sub, Inc., Gtd. Notes	3.950	06/15/26	43	42,801
Viatris, Inc.,
Gtd. Notes	2.300	06/22/27	160	153,866
Gtd. Notes	3.850	06/22/40	60	45,540

Zoetis, Inc., Sr. Unsec’d. Notes	4.150	08/17/28	125	125,493
				913,693
Pipelines 2.1%
Energy Transfer LP,
Sr. Unsec’d. Notes	3.900	07/15/26	55	54,862
Sr. Unsec’d. Notes	4.200	04/15/27	85	84,912
Sr. Unsec’d. Notes	4.750	01/15/26	40	40,007
Sr. Unsec’d. Notes	5.400	10/01/47	55	49,711
Sr. Unsec’d. Notes	6.125	12/15/45	70	69,859
Sr. Unsec’d. Notes	6.550	12/01/33	20	21,856
Sr. Unsec’d. Notes	6.625	10/15/36	10	10,884
MPLX LP,
Sr. Unsec’d. Notes	2.650	08/15/30	175	161,104
Sr. Unsec’d. Notes	4.500	04/15/38	30	27,222
Sr. Unsec’d. Notes	4.800	02/15/31	55	55,470

Northwest Pipeline LLC, Sr. Unsec’d. Notes	4.000	04/01/27	25	24,928
ONEOK, Inc.,
Gtd. Notes	3.400	09/01/29	75	72,316
Gtd. Notes	6.050	09/01/33	105	111,297
Gtd. Notes	6.625	09/01/53	25	26,320

PGIM Core Conservative Bond Fund

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines (cont’d.)
Targa Resources Corp.,
Gtd. Notes	4.200%	02/01/33	35	$33,321
Gtd. Notes	4.900	09/15/30	15	15,211
Gtd. Notes	4.950	04/15/52	5	4,278
Gtd. Notes	5.550	08/15/35	30	30,673
Gtd. Notes	6.125	03/15/33	25	26,638
Gtd. Notes	6.150	03/01/29	90	94,673
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes	3.250	05/15/30	100	95,426
Sr. Unsec’d. Notes	4.600	03/15/48	10	8,709
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes	3.750	06/15/27	50	49,701
Sr. Unsec’d. Notes	4.800	11/15/29	55	55,952
Sr. Unsec’d. Notes	5.100	09/15/45	10	9,267
Sr. Unsec’d. Notes	5.800	11/15/43	20	20,164
				1,254,761
Real Estate Investment Trusts (REITs) 1.9%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes	3.550	03/15/52	30	20,568
Gtd. Notes	4.700	07/01/30	60	60,466
Gtd. Notes	4.850	04/15/49	10	8,607

American Tower Corp., Sr. Unsec’d. Notes	2.900	01/15/30	20	18,889
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes	2.250	04/01/28	155	147,852
Sr. Unsec’d. Notes	2.500	08/16/31	45	40,051
Sr. Unsec’d. Notes	3.900	03/15/27	25	24,878
Sr. Unsec’d. Notes	4.125	06/15/26	50	49,914

Broadstone Net Lease LLC, Gtd. Notes	5.000	11/01/32	30	29,931
COPT Defense Properties LP,
Gtd. Notes	2.900	12/01/33	30	25,591
Gtd. Notes	4.500	10/15/30	10	9,942

CubeSmart LP, Gtd. Notes	2.250	12/15/28	20	18,868
Essex Portfolio LP, Gtd. Notes	1.700	03/01/28	15	14,174
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes	3.250	01/15/32	10	8,980
Gtd. Notes	5.750	06/01/28	35	35,967

Healthpeak OP LLC, Gtd. Notes	3.000	01/15/30	20	18,912
Host Hotels & Resorts LP,
Sr. Unsec’d. Notes	5.700	07/01/34	10	10,254
Sr. Unsec’d. Notes, Series I	3.500	09/15/30	50	47,122
Sr. Unsec’d. Notes, Series J	2.900	12/15/31	15	13,403
Invitation Homes Operating Partnership LP,
Gtd. Notes	4.150	04/15/32	125	120,856
Gtd. Notes	4.950	01/15/33	25	25,119
Kimco Realty OP LLC,
Gtd. Notes	1.900	03/01/28	60	57,114
Gtd. Notes	3.200	04/01/32	45	41,635
Realty Income Corp.,
Sr. Unsec’d. Notes	2.700	02/15/32	40	35,988
Sr. Unsec’d. Notes	3.100	12/15/29	85	81,654
Sr. Unsec’d. Notes	3.400	01/15/28	20	19,733

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)

Simon Property Group LP, Sr. Unsec’d. Notes	2.450%	09/13/29	20	$18,803
VICI Properties LP,
Sr. Unsec’d. Notes	4.750	04/01/28	15	15,139
Sr. Unsec’d. Notes	4.950	02/15/30	10	10,105
Welltower OP LLC,
Gtd. Notes	2.700	02/15/27	10	9,841
Gtd. Notes	4.500	07/01/30	75	75,768

WP Carey, Inc., Sr. Unsec’d. Notes	2.400	02/01/31	35	31,399
				1,147,523
Retail 0.3%
AutoZone, Inc., Sr. Unsec’d. Notes	6.250	11/01/28	60	63,453
Ferguson Enterprises, Inc., Gtd. Notes	5.000	10/03/34	15	15,112
Genuine Parts Co., Sr. Unsec’d. Notes	4.950	08/15/29	65	65,706
Lowe’s Cos., Inc., Sr. Unsec’d. Notes	3.100	05/03/27	20	19,725
O’Reilly Automotive, Inc., Sr. Unsec’d. Notes	1.750	03/15/31	15	13,062
				177,058
Semiconductors 0.6%
Broadcom, Inc.,
Gtd. Notes	3.500	02/15/41	10	8,251
Gtd. Notes	4.300	11/15/32	90	88,861
Sr. Unsec’d. Notes	3.469	04/15/34	60	54,935
Sr. Unsec’d. Notes	4.150	02/15/28	40	40,105
Sr. Unsec’d. Notes	5.050	07/12/27	20	20,328
Sr. Unsec’d. Notes	5.050	04/15/30	40	41,304
Sr. Unsec’d. Notes, 144A	4.000	04/15/29	75	74,658
				328,442
Software 0.3%
Fiserv, Inc., Sr. Unsec’d. Notes	4.550	02/15/31	30	29,780
Intuit, Inc., Sr. Unsec’d. Notes	1.350	07/15/27	5	4,795
Oracle Corp., Sr. Unsec’d. Notes	4.450	09/26/30	75	74,355
ServiceNow, Inc., Sr. Unsec’d. Notes	1.400	09/01/30	25	21,928
Workday, Inc.,
Sr. Unsec’d. Notes	3.500	04/01/27	10	9,916
Sr. Unsec’d. Notes	3.700	04/01/29	25	24,633
				165,407
Telecommunications 1.0%
AT&T, Inc.,
Sr. Unsec’d. Notes	2.550	12/01/33	40	33,975
Sr. Unsec’d. Notes	3.500	06/01/41	110	86,966
Sr. Unsec’d. Notes	3.550	09/15/55	55	37,567

PGIM Core Conservative Bond Fund

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Telecommunications (cont’d.)

Deutsche Telekom International Finance BV (Germany), Gtd. Notes	8.750%	06/15/30	50	$58,868
Motorola Solutions, Inc.,
Sr. Unsec’d. Notes	4.600	02/23/28	25	25,244
Sr. Unsec’d. Notes	5.400	04/15/34	35	36,211
Rogers Communications, Inc. (Canada),
Gtd. Notes	4.500	03/15/42	10	8,624
Gtd. Notes	5.300	02/15/34	55	55,534
T-Mobile USA, Inc.,
Gtd. Notes	3.000	02/15/41	30	22,433
Gtd. Notes	3.875	04/15/30	90	88,136
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	2.355	03/15/32	90	78,813
Sr. Unsec’d. Notes, 144A	5.401	07/02/37	44	44,548
				576,919
Transportation 0.1%
CSX Corp., Sr. Unsec’d. Notes	4.100	03/15/44	10	8,537
Norfolk Southern Corp., Sr. Unsec’d. Notes	5.950	03/15/64	15	15,835
Union Pacific Corp.,
Sr. Unsec’d. Notes	3.000	04/15/27	15	14,804
Sr. Unsec’d. Notes	3.600	09/15/37	10	8,906
				48,082

Total Corporate Bonds (cost $17,454,779)				17,321,565
Municipal Bonds 0.8%
Arizona 0.1%
Salt River Project Agricultural Improvement & Power District, Revenue Bonds, BABs	4.839	01/01/41	35	34,596
California 0.2%
Bay Area Toll Authority, Revenue Bonds, BABs, Series F2	6.263	04/01/49	35	38,196
Regents of the University of California Medical Center Pooled Revenue, Taxable, Revenue Bonds, Series Q	4.563	05/15/53	15	13,169
State of California, General Obligation Unlimited, Taxable, BABs	7.550	04/01/39	30	36,572
University of California, Taxable, Revenue Bonds, Series AQ	4.767	05/15/2115	30	25,445
				113,382
Illinois 0.0%
State of Illinois, General Obligation Unlimited, Taxable	5.100	06/01/33	22	22,232
Michigan 0.1%
Michigan Finance Authority, Taxable, Revenue Bonds	3.384	12/01/40	15	12,649

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Michigan (cont’d.)
Michigan State University, Taxable, Revenue Bonds, Series A	4.165%	08/15/2122	15	$11,299
University of Michigan, Taxable, Revenue Bonds, Sustainability Bond, Series B	3.504	04/01/52	15	11,363
				35,311
New Jersey 0.1%
New Jersey Turnpike Authority, Taxable, Revenue Bonds, BABs, Series F	7.414	01/01/40	45	54,446
New York 0.2%
City of New York, Taxable, General Obligation Unlimited, Series D-1	5.114	10/01/54	15	14,597
New York State Dormitory Authority, Revenue Bonds, Series B	5.228	07/01/35	105	109,587
Port Authority of New York & New Jersey, Consolidated, Taxable, Revenue Bonds, Series 174	4.458	10/01/62	15	12,939
				137,123
Ohio 0.0%
JobsOhio Beverage System, Taxable, Revenue Bonds, Series A	2.833	01/01/38	5	4,261
Ohio State University (The),
Taxable, Revenue Bonds, Series A	4.800	06/01/2111	15	13,063
Taxable, Revenue Bonds, BABs, Series C	4.910	06/01/40	10	9,876
				27,200
Virginia 0.1%
University of Virginia, Taxable, Revenue Bonds, Series B	2.584	11/01/51	40	25,342
Williamsburg Economic Development Authority, Revenue Bonds	4.957	11/01/35	15	15,022
				40,364

Total Municipal Bonds (cost $518,590)				464,654
Sovereign Bonds 2.4%
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes	3.500	01/11/28	200	197,813
Israel Government International Bond (Israel), Sr. Unsec’d. Notes, Series 05Y	5.375	02/19/30	200	207,000
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes	5.375	03/22/33	200	200,200
Sr. Unsec’d. Notes	5.850	07/02/32	200	207,100
Sr. Unsec’d. Notes	6.000	05/13/30	200	210,600
Sr. Unsec’d. Notes, MTN	4.750	03/08/44	26	21,970
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes	1.862	12/01/32	50	41,475
Sr. Unsec’d. Notes	2.783	01/23/31	32	29,616

Philippine Government International Bond (Philippines), Sr. Unsec’d. Notes	5.500	02/04/35	200	213,062
Province of Quebec (Canada), Sr. Unsec’d. Notes, Series PD	7.500	09/15/29	25	28,072

PGIM Core Conservative Bond Fund

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Sovereign Bonds (Continued)

Republic of Poland Government International Bond (Poland), Sr. Unsec’d. Notes, Series 30Y	5.500%	03/18/54	40	$39,330

Total Sovereign Bonds (cost $1,364,917)				1,396,238
U.S. Government Agency Obligations 27.0%
Federal Farm Credit Bank	1.480	11/26/32	35	29,007
Federal Farm Credit Bank	2.350	03/10/36	30	24,188
Federal Home Loan Bank	1.250	07/23/30	60	52,961
Federal Home Loan Bank	2.090	02/22/36	30	23,626
Federal Home Loan Bank	4.250	09/10/32	20	20,228
Federal Home Loan Mortgage Corp.	1.500	09/01/36	45	40,216
Federal Home Loan Mortgage Corp.	1.500	01/01/37	22	19,581
Federal Home Loan Mortgage Corp.	1.500	10/01/50	178	137,452
Federal Home Loan Mortgage Corp.	2.000	01/01/32	16	15,338
Federal Home Loan Mortgage Corp.	2.000	12/01/50	333	272,809
Federal Home Loan Mortgage Corp.	2.000	05/01/51	392	320,383
Federal Home Loan Mortgage Corp.	2.500	10/01/51	263	226,709
Federal Home Loan Mortgage Corp.	2.500	11/01/51	316	269,978
Federal Home Loan Mortgage Corp.	3.000	02/01/32	12	12,073
Federal Home Loan Mortgage Corp.	3.000	02/01/32	13	12,242
Federal Home Loan Mortgage Corp.	3.000	01/01/37	6	5,645
Federal Home Loan Mortgage Corp.	3.000	12/01/37	8	7,771
Federal Home Loan Mortgage Corp.	3.000	12/01/42	61	56,531
Federal Home Loan Mortgage Corp.	3.000	11/01/46	18	16,660
Federal Home Loan Mortgage Corp.	3.000	01/01/47	118	107,792
Federal Home Loan Mortgage Corp.	3.000	03/01/47	82	74,550
Federal Home Loan Mortgage Corp.	3.000	12/01/47	45	41,212
Federal Home Loan Mortgage Corp.	3.000	04/01/52	279	247,606
Federal Home Loan Mortgage Corp.	3.500	11/01/37	10	9,365
Federal Home Loan Mortgage Corp.	3.500	06/01/42	16	15,029
Federal Home Loan Mortgage Corp.	3.500	04/01/46	20	18,597
Federal Home Loan Mortgage Corp.	3.500	11/01/47	27	25,430
Federal Home Loan Mortgage Corp.	3.500	11/01/47	34	31,737
Federal Home Loan Mortgage Corp.	3.500	02/01/48	97	90,389
Federal Home Loan Mortgage Corp.	3.500	05/01/52	231	212,885
Federal Home Loan Mortgage Corp.	4.000	10/01/45	17	16,914
Federal Home Loan Mortgage Corp.	4.000	05/01/46	35	33,784
Federal Home Loan Mortgage Corp.	4.000	03/01/47	15	14,378
Federal Home Loan Mortgage Corp.	4.000	01/01/48	22	21,365
Federal Home Loan Mortgage Corp.	4.000	06/01/52	265	252,972
Federal Home Loan Mortgage Corp.	4.500	07/01/47	36	35,760
Federal Home Loan Mortgage Corp.	4.500	12/01/48	9	8,503
Federal Home Loan Mortgage Corp.	5.000	08/01/53	480	479,725
Federal Home Loan Mortgage Corp.	5.000	01/01/55	250	248,615
Federal Home Loan Mortgage Corp.	5.500	07/01/54	512	517,810
Federal Home Loan Mortgage Corp.	5.500	01/01/55	250	252,239
Federal Home Loan Mortgage Corp.	6.000	01/01/53	205	210,311
Federal Home Loan Mortgage Corp.	6.750	03/15/31	25	28,596
Federal Home Loan Mortgage Corp., MTN	1.220	08/19/30	25	22,044
Federal National Mortgage Assoc.	0.500	11/07/25	30	29,988
Federal National Mortgage Assoc.	0.875	08/05/30	10	8,775
Federal National Mortgage Assoc.	1.500	10/01/50	187	144,911
Federal National Mortgage Assoc.	1.500	11/01/50	190	146,880
Federal National Mortgage Assoc.	2.000	05/01/36	374	345,259
Federal National Mortgage Assoc.	2.000	07/01/40	135	119,025
Federal National Mortgage Assoc.	2.000	01/01/41	318	275,715
Federal National Mortgage Assoc.	2.000	05/01/41	328	287,229
Federal National Mortgage Assoc.	2.000	09/01/50	251	205,372
Federal National Mortgage Assoc.	2.000	12/01/50	135	110,952
Federal National Mortgage Assoc.	2.000	01/01/51	238	194,985

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal National Mortgage Assoc.	2.000%	03/01/51	109	$89,265
Federal National Mortgage Assoc.	2.000	05/01/51	133	109,060
Federal National Mortgage Assoc.	2.000	10/01/51	93	75,993
Federal National Mortgage Assoc.	2.500	TBA	250	212,236
Federal National Mortgage Assoc.	2.500	06/01/28	18	17,902
Federal National Mortgage Assoc.	2.500	09/01/35	40	37,747
Federal National Mortgage Assoc.	2.500	02/01/43	24	22,053
Federal National Mortgage Assoc.	2.500	09/01/46	25	22,211
Federal National Mortgage Assoc.	2.500	09/01/46	43	37,345
Federal National Mortgage Assoc.	2.500	05/01/50	138	118,721
Federal National Mortgage Assoc.	2.500	08/01/50	172	146,696
Federal National Mortgage Assoc.	2.500	10/01/50	447	380,483
Federal National Mortgage Assoc.	2.500	04/01/51	325	277,077
Federal National Mortgage Assoc.	2.500	05/01/51	191	162,348
Federal National Mortgage Assoc.	2.500	08/01/51	80	69,191
Federal National Mortgage Assoc.	2.500	11/01/51	352	300,064
Federal National Mortgage Assoc.	3.000	11/01/28	14	13,475
Federal National Mortgage Assoc.	3.000	01/01/30	35	34,380
Federal National Mortgage Assoc.	3.000	12/01/36	18	17,149
Federal National Mortgage Assoc.	3.000	10/01/42	11	10,159
Federal National Mortgage Assoc.	3.000	12/01/42	71	65,525
Federal National Mortgage Assoc.	3.000	02/01/43	137	127,102
Federal National Mortgage Assoc.	3.000	04/01/43	36	33,361
Federal National Mortgage Assoc.	3.000	08/01/43	107	99,697
Federal National Mortgage Assoc.	3.000	01/01/47	122	111,203
Federal National Mortgage Assoc.	3.000	02/01/47	83	75,252
Federal National Mortgage Assoc.	3.000	01/01/50	231	207,245
Federal National Mortgage Assoc.	3.000	11/01/50	87	77,919
Federal National Mortgage Assoc.	3.500	08/01/31	16	16,247
Federal National Mortgage Assoc.	3.500	10/01/32	7	6,845
Federal National Mortgage Assoc.	3.500	06/01/33	10	9,875
Federal National Mortgage Assoc.	3.500	01/01/42	47	45,482
Federal National Mortgage Assoc.	3.500	03/01/42	53	50,213
Federal National Mortgage Assoc.	3.500	10/01/42	142	135,563
Federal National Mortgage Assoc.	3.500	11/01/42	35	33,426
Federal National Mortgage Assoc.	3.500	08/01/43	46	43,880
Federal National Mortgage Assoc.	3.500	03/01/45	77	73,387
Federal National Mortgage Assoc.	3.500	01/01/46	15	13,894
Federal National Mortgage Assoc.	3.500	12/01/46	155	146,400
Federal National Mortgage Assoc.	3.500	01/01/47	32	30,138
Federal National Mortgage Assoc.	3.500	09/01/47	45	42,808
Federal National Mortgage Assoc.	3.500	05/01/52	452	417,721
Federal National Mortgage Assoc.	4.000	01/01/41	89	87,078
Federal National Mortgage Assoc.	4.000	04/01/41	46	45,227
Federal National Mortgage Assoc.	4.000	02/01/47	45	43,977
Federal National Mortgage Assoc.	4.000	04/01/48	81	78,524
Federal National Mortgage Assoc.	4.000	03/01/49	155	149,550
Federal National Mortgage Assoc.	4.000	04/01/52	176	167,413
Federal National Mortgage Assoc.	4.336(s)	03/17/31	50	40,035
Federal National Mortgage Assoc.	4.500	03/01/41	43	43,442
Federal National Mortgage Assoc.	4.500	02/01/44	39	38,613
Federal National Mortgage Assoc.	4.500	01/01/45	42	42,060
Federal National Mortgage Assoc.	4.500	04/01/48	23	22,762
Federal National Mortgage Assoc.	4.500	05/01/48	7	7,149
Federal National Mortgage Assoc.	4.500	08/01/48	9	8,843
Federal National Mortgage Assoc.	4.500	02/01/49	7	7,214
Federal National Mortgage Assoc.	4.500	06/01/52	87	85,596
Federal National Mortgage Assoc.	4.500	09/01/52	457	447,287
Federal National Mortgage Assoc.	5.000	11/01/35	52	52,874
Federal National Mortgage Assoc.	5.000	04/01/40	105	106,216
Federal National Mortgage Assoc.	5.000	06/01/40	9	9,236

PGIM Core Conservative Bond Fund

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal National Mortgage Assoc.	5.000%	03/01/42	23	$23,217
Federal National Mortgage Assoc.	5.500	11/01/52	285	290,094
Federal National Mortgage Assoc.	5.500	02/01/53	219	222,073
Federal National Mortgage Assoc.	6.000	08/01/53	65	66,127
Federal National Mortgage Assoc.	6.000	07/01/55	109	111,641
Federal National Mortgage Assoc.	6.500	05/01/55	66	68,675
Federal National Mortgage Assoc.	6.625	11/15/30	40	45,265
Government National Mortgage Assoc.	2.000	12/20/50	412	342,483
Government National Mortgage Assoc.	2.500	03/20/43	6	4,996
Government National Mortgage Assoc.	2.500	12/20/46	10	8,542
Government National Mortgage Assoc.	2.500	05/20/51	403	349,256
Government National Mortgage Assoc.	2.500	10/20/51	70	60,851
Government National Mortgage Assoc.	3.000	01/20/43	50	46,492
Government National Mortgage Assoc.	3.000	04/20/45	20	18,208
Government National Mortgage Assoc.	3.000	07/20/46	35	32,130
Government National Mortgage Assoc.	3.000	09/20/46	36	32,715
Government National Mortgage Assoc.	3.000	03/20/49	42	38,515
Government National Mortgage Assoc.	3.000	06/20/51	70	62,591
Government National Mortgage Assoc.	3.000	08/20/51	177	159,634
Government National Mortgage Assoc.	3.500	12/20/42	100	95,626
Government National Mortgage Assoc.	3.500	01/20/44	28	26,046
Government National Mortgage Assoc.	3.500	04/20/45	15	13,666
Government National Mortgage Assoc.	3.500	07/20/46	63	58,647
Government National Mortgage Assoc.	3.500	08/20/46	97	90,357
Government National Mortgage Assoc.	3.500	09/20/46	15	13,926
Government National Mortgage Assoc.	3.500	07/20/47	41	38,022
Government National Mortgage Assoc.	3.500	11/20/47	27	25,090
Government National Mortgage Assoc.	3.500	10/20/49	191	177,028
Government National Mortgage Assoc.	3.500	12/20/50	75	69,090
Government National Mortgage Assoc.	4.000	12/20/45	44	42,317
Government National Mortgage Assoc.	4.000	10/20/46	3	2,439
Government National Mortgage Assoc.	4.000	03/20/47	20	19,576
Government National Mortgage Assoc.	4.000	07/20/47	25	24,461
Government National Mortgage Assoc.	4.000	09/20/47	314	302,520
Government National Mortgage Assoc.	4.000	03/20/49	10	9,935
Government National Mortgage Assoc.	4.000	03/20/52	128	121,823
Government National Mortgage Assoc.	4.500	04/20/41	9	8,758
Government National Mortgage Assoc.	4.500	03/20/44	23	23,468
Government National Mortgage Assoc.	4.500	12/20/44	21	21,237
Government National Mortgage Assoc.	4.500	11/20/46	11	10,961
Government National Mortgage Assoc.	4.500	01/20/47	3	3,414
Government National Mortgage Assoc.	4.500	08/20/52	225	221,653
Government National Mortgage Assoc.	5.000	04/20/45	16	16,039
Government National Mortgage Assoc.	5.500	12/15/33	5	5,603
Government National Mortgage Assoc.	5.500	05/20/53	1	979
Government National Mortgage Assoc.	5.500	08/20/54	28	28,770
Government National Mortgage Assoc.	5.500	09/20/54	377	380,736
Government National Mortgage Assoc.	6.000	09/20/54	205	208,713
Israel Government AID Bond, U.S. Gov’t. Gtd. Notes, Series 30Y	5.500	09/18/33	55	60,050
Tennessee Valley Authority, Sr. Unsec’d. Notes	5.250	02/01/55	60	60,686

Total U.S. Government Agency Obligations (cost $17,120,852)				16,115,072
U.S. Treasury Obligations 34.4%
U.S. Treasury Bonds	1.750	08/15/41	240	164,363
U.S. Treasury Bonds	2.000	11/15/41	495	350,831
U.S. Treasury Bonds	2.250	08/15/49	2,250	1,453,008
U.S. Treasury Bonds	2.375	02/15/42	410	306,475
U.S. Treasury Bonds	2.375	05/15/51	35	22,772
U.S. Treasury Bonds	3.000	11/15/44	970	766,603
U.S. Treasury Bonds	3.625	08/15/43	855	751,732

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligations (Continued)
U.S. Treasury Bonds	4.000%	11/15/52	955	$853,531
U.S. Treasury Bonds	4.500	11/15/54	35	34,038
U.S. Treasury Bonds	4.625	05/15/54	928	920,460
U.S. Treasury Bonds	4.750	11/15/53	797	806,215
U.S. Treasury Notes	0.500	10/31/27	250	235,234
U.S. Treasury Notes	1.250	11/30/26	890	867,089
U.S. Treasury Notes	1.375	10/31/28	885	829,342
U.S. Treasury Notes	1.500	11/30/28	2,006	1,882,820
U.S. Treasury Notes	2.750	07/31/27	495	487,730
U.S. Treasury Notes	2.750	08/15/32	390	363,858
U.S. Treasury Notes	2.875	05/15/28	1,650	1,621,512
U.S. Treasury Notes	3.125	08/31/29	770	755,502
U.S. Treasury Notes	3.500	10/15/28	40	39,891
U.S. Treasury Notes	3.625	10/31/30	130	129,523
U.S. Treasury Notes	3.750	10/31/32	495	490,823
U.S. Treasury Notes	3.875	08/15/33	1,200	1,194,375
U.S. Treasury Notes	3.875	08/15/34	613	605,909
U.S. Treasury Notes	4.000	01/15/27	1,005	1,008,651
U.S. Treasury Notes	4.250	02/15/28	320	324,525
U.S. Treasury Notes	4.250	02/28/31	1,385	1,418,651
U.S. Treasury Notes	4.250	08/15/35	175	177,187
U.S. Treasury Notes	4.375	07/15/27	1,040	1,052,797
U.S. Treasury Notes	4.625	09/30/30	350	364,219
U.S. Treasury Strips Coupon	2.271(s)	08/15/39	185	98,394
U.S. Treasury Strips Coupon	3.277(s)	08/15/41	35	16,597
U.S. Treasury Strips Coupon(k)	3.621(s)	05/15/44	295	120,002
U.S. Treasury Strips Coupon	5.031(s)	08/15/42	30	13,432

Total U.S. Treasury Obligations (cost $20,446,837)				20,528,091

Total Long-Term Investments (cost $59,702,934)				58,438,465

	Shares
Short-Term Investment 2.1%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (7-day effective yield 4.282%) (cost $1,269,888)(wb)	1,269,888	1,269,888

TOTAL INVESTMENTS 100.2% (cost $60,972,822)		59,708,353
Liabilities in excess of other assets (0.2)%		(98,651)

Net Assets 100.0%		$59,609,702

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
AID—Agency for International Development
BABs—Build America Bonds
GMTN—Global Medium Term Note
LP—Limited Partnership
MTN—Medium Term Note
REITs—Real Estate Investment Trust
TBA—To Be Announced
TD—The Toronto-Dominion Bank

#	Principal amount is shown in U.S. dollars unless otherwise stated.

PGIM Core Conservative Bond Fund

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2025
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of October 31, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Futures contracts outstanding at October 31, 2025:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
5	2 Year U.S. Treasury Notes	Dec. 2025	$1,041,211	$(951)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).